Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth information regarding the total compensation, for services rendered in all capacities, that was paid to, awarded to or earned by our CEO (and on average to our non‑CEO NEOs, or our Other NEOs), as compared to compensation actually paid, or CAP, to our CEO (and on average to our Other NEOs) and certain Company and peer performance measures during the years ended December 31, 2024, 2023, 2022, 2021 and 2020, as calculated in accordance with Item 402(v) of Regulation S‑K, or the Pay Versus Performance Table.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(2)	Net Income (Loss) ($ millions)	Revenue ($ millions)(3)

2024	5,975,495	(584,117)	3,549,223	139,522	46	220	(85)	1,316
2023	6,700,335	4,928,716	2,988,849	2,180,373	99	161	(3)	1,460
2022	9,891,116	4,476,337	2,393,278	305,071	95	102	(54)	1,375
2021	10,174,767	(233,657)	1,747,828	(2,680,709)	147	142	101	1,904
2020	2,796,433	15,128,813	1,228,592	10,526,153	254	106	103	1,702

(1)
Amounts represent compensation actually paid to our CEO (which was Andy Paul each year) and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes Ms. La and Mr. Potter for 2024 and 2023, Ms. La and Messrs. Potter and Lakritz for 2022 and Ms. La and Messrs. Potter, Lakritz and Chevalier for 2021 and 2020. CAP to our CEO and other NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

CEO CAP	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	5,975,495	6,700,335	9,891,116	10,174,767	2,796,433
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(5,111,695)	(6,252,427)	(9,171,183)	(8,161,753)	—
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	1,487,300	3,976,933	5,378,715	2,489,316	—
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	177,819	—	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,385,052)	(165,998)	(731,991)	(3,008,808)	11,112,377
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	(550,165)	669,873	(1,068,138)	(1,727,178)	1,220,003
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	—	—	—
Increase for incremental fair value of equity awards modified in the year	—	—	—	—	—
CAP	(584,117)	4,928,716	4,476,337	(233,657)	15,128,813

CAP for Average Other NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	3,549,223	2,988,849	2,393,278	1,747,828	1,228,592
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(2,991,423)	(2,214,407)	(1,902,495)	(899,327)	—
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	876,590	1,408,501	1,062,577	283,677	—
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	(799,507)	(58,322)	(599,524)	(2,686,297)	8,199,858
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	(495,361)	55,752	(631,862)	(1,126,590)	1,097,703
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	(24,648)	—	—
Increase for incremental fair value of equity awards modified in the year	—	—	7,744	—	—
CAP	139,522	2,180,373	305,071	(2,680,709)	10,526,153

For all periods presented in the tables above, there were no adjustments applicable to (i) dividends or other earnings paid during the applicable fiscal year prior to the vesting date, (ii) deduction for change in the actuarial present values for the applicable fiscal year or (iii) increase for service cost and prior service cost for pension plans.

(2)
For the relevant fiscal year, represents the cumulative TSR, or the Peer Group TSR, of the S&P 500 IT Technology Index, or the Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested on September 23, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(3)
We determined that Revenue, which is a GAAP measure, to be the most important financial measure used to link Company performance to CAP to our CEO and Other NEOs in 2024, 2023 and 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our CEO (which was Andy Paul each year) and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes Ms. La and Mr. Potter for 2024 and 2023, Ms. La and Messrs. Potter and Lakritz for 2022 and Ms. La and Messrs. Potter, Lakritz and Chevalier for 2021 and 2020.
PEO Total Compensation Amount	$ 5,975,495	$ 6,700,335	$ 9,891,116	$ 10,174,767	$ 2,796,433
PEO Actually Paid Compensation Amount	$ (584,117)	4,928,716	4,476,337	(233,657)	15,128,813
Adjustment To PEO Compensation, Footnote	CAP to our CEO and other NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

CEO CAP	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	5,975,495	6,700,335	9,891,116	10,174,767	2,796,433
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(5,111,695)	(6,252,427)	(9,171,183)	(8,161,753)	—
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	1,487,300	3,976,933	5,378,715	2,489,316	—
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	177,819	—	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	(2,385,052)	(165,998)	(731,991)	(3,008,808)	11,112,377
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	(550,165)	669,873	(1,068,138)	(1,727,178)	1,220,003
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	—	—	—
Increase for incremental fair value of equity awards modified in the year	—	—	—	—	—
CAP	(584,117)	4,928,716	4,476,337	(233,657)	15,128,813

Non-PEO NEO Average Total Compensation Amount	$ 3,549,223	2,988,849	2,393,278	1,747,828	1,228,592
Non-PEO NEO Average Compensation Actually Paid Amount	$ 139,522	2,180,373	305,071	(2,680,709)	10,526,153
Adjustment to Non-PEO NEO Compensation Footnote

CAP for Average Other NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Total	3,549,223	2,988,849	2,393,278	1,747,828	1,228,592
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(2,991,423)	(2,214,407)	(1,902,495)	(899,327)	—
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	876,590	1,408,501	1,062,577	283,677	—
Increase for fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	(799,507)	(58,322)	(599,524)	(2,686,297)	8,199,858
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	(495,361)	55,752	(631,862)	(1,126,590)	1,097,703
Deduction for fair value at end of prior year for equity awards forfeited in the year	—	—	(24,648)	—	—
Increase for incremental fair value of equity awards modified in the year	—	—	7,744	—	—
CAP	139,522	2,180,373	305,071	(2,680,709)	10,526,153

For all periods presented in the tables above, there were no adjustments applicable to (i) dividends or other earnings paid during the applicable fiscal year prior to the vesting date, (ii) deduction for change in the actuarial present values for the applicable fiscal year or (iii) increase for service cost and prior service cost for pension plans.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
(2)
For the relevant fiscal year, represents the cumulative TSR, or the Peer Group TSR, of the S&P 500 IT Technology Index, or the Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested on September 23, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:

• Revenue(1); and

• Non-GAAP adjusted Operating Income(2).

Please note that we have only listed two financial performance metrics, as there are no other financial performance metrics that were linked to CAP for our NEOs in 2024. The Company’s most important financial performance measure for linking CAP to Company performance is Revenue, as it is one of only two Company Performance Factors under our annual performance bonus program (the other being Non-GAAP adjusted operating income) and it is used for purposes of selecting companies comprising our compensation peer groups which influence compensation decisions. This financial performance measure is required in the Pay Versus Performance Table above.

(1)
For an explanation of our management’s use of this measure, see “Compensation Discussion and Analysis—Determination of Compensation” of this Proxy Statement. Revenue is used as a Company Performance Factor under our annual performance bonus program and is one of the performance metrics for our PSUs.
(2)
For an explanation of our management’s use of this measure, see “Compensation Discussion and Analysis—Determination of Compensation” of this Proxy Statement. Non GAAP adjusted operating income is used as a Company Performance Factor under our annual performance bonus program and is one of the performance metrics for our PSUs. For a full reconciliation for non GAAP adjusted operating income to the most directly comparable financial measure stated in accordance with GAAP, please see “Use and Reconciliation of Non GAAP Financial Measures” and the accompanying tables in our press release filed as an exhibit to a Current Report on Form 8 K that we filed with the SEC on February 12, 2025.

Total Shareholder Return Amount	$ 46	99	95	147	254
Peer Group Total Shareholder Return Amount	220	161	102	142	106
Net Income (Loss)	$ (85,000,000)	$ (3,000,000)	$ (54,000,000)	$ 101,000,000	$ 103,000,000
Company Selected Measure Amount	1,316,000,000	1,460,000,000	1,375,000,000	1,904,000,000	1,702,000,000
PEO Name	Andy Paul
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
(3)
We determined that Revenue, which is a GAAP measure, to be the most important financial measure used to link Company performance to CAP to our CEO and Other NEOs in 2024, 2023 and 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP adjusted Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,111,695)	$ (6,252,427)	$ (9,171,183)	$ (8,161,753)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,487,300	3,976,933	5,378,715	2,489,316
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,385,052)	(165,998)	(731,991)	(3,008,808)	$ 11,112,377
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			177,819
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(550,165)	669,873	(1,068,138)	(1,727,178)	1,220,003
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,991,423)	(2,214,407)	(1,902,495)	(899,327)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	876,590	1,408,501	1,062,577	283,677
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(799,507)	(58,322)	(599,524)	(2,686,297)	8,199,858
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (495,361)	$ 55,752	(631,862)	$ (1,126,590)	$ 1,097,703
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(24,648)
Non-PEO NEO | Increase for incremental fair value of equity awards modified in the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 7,744